UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
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Title:     Deputy General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang            New York, New York        August 16, 2010
------------------------   ------------------------------  ---------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        41
                                               -------------

Form 13F Information Table Value Total:        $1,410,682
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE




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
                                                                       FORM 13F INFORMATION TABLE
               COLUMN 1         COLUMN 2      COLUMN 3     COLUMN 4       COLUMN 5    COLUMN 6   COLUMN 7            COLUMN 8

                               TITLE OF                    VALUE    SHRS OR SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP      (x$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS     SOLE    SHARED    NONE
-----------------------       ---------      ---------    --------- ---------------- ----------  --------     ----------------------

AMERICAN GREETINGS CORP       CL A           026375105    8,701     463,800 SH           SOLE                429,410    34,390
AMERICAN INTL GROUP INC       COM NEW        026874784   27,896     810,000 SH  PUT      SOLE
ARCADIA RES, INC              COM            039209101    8,715  25,298,102 SH           SOLE             25,298,102         0
CAPITALSOURCE INC             COM            14055X102   19,336   4,062,115 SH           SOLE              3,773,683   288,432
CARTER INC                    COM            146229109   13,931     530,700 SH           SOLE                491,591    39,109
CHARLES RIV LABS INTL INC     COM            159864107  159,340   4,657,695 SH           SOLE              4,387,513   270,182
CHARMING SHOPPES INC          COM            161133103    6,384   1,702,500 SH           SOLE              1,581,629   120,871
COCA-COLA ENTERPRISES INC     COM            191219104  137,540   5,318,637 SH           SOLE              4,999,023   319,614
COMCAST CORP NEW              CL A SPL       20030N200   42,480   2,585,519 SH           SOLE              2,422,357   163,162
CONVERGYS CORP                COM            212485106   79,642   8,118,418 SH           SOLE              8,118,418         0
COPART INC                    COM            217204106   23,581     658,512 SH           SOLE                616,100    42,412
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302   13,770     445,200 SH           SOLE                413,595    31,605
DOLLAR THRIFTY AUTOMOTIVE GP  COM            256743105    8,948     210,000 SH           SOLE                194,992    15,008
FIRST NIAGARA FINL GP INC     COM            33582V108   42,017   3,353,325 SH           SOLE              3,154,583   198,742
GENERAL GROWTH PPTYS INC      COM            370021107    9,460     713,425 SH           SOLE                668,325    45,100
GRACE W R & CO DEL NEW        COM            38388F108   13,919     661,547 SH           SOLE                614,575    46,972
HERTZ GLOBAL HOLDINGS INC     COM            42805T105    9,138     966,000 SH           SOLE                894,629    71,371
HILLTOP HOLDINGS INC          COM            432748101   13,105   1,309,211 SH           SOLE              1,255,531    53,680
HOSPITALITY PPTYS TR          COM SH BEN INT 44106M102   16,786     795,560 SH           SOLE                701,947    93,613
IBERIABANK CORP               COM            450828108    5,165     100,326 SH           SOLE                 93,303     7,023
IMMUCOR INC                   COM            452526106   54,846   2,879,055 SH           SOLE              2,720,367   158,688
JDA SOFTWARE GROUP INC        COM            46612K108    3,730     169,717 SH           SOLE                157,795    11,922
LEAR CORP                     COM NEW        521865204   27,013     408,056 SH           SOLE                408,056         0
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708   57,792   1,114,819 SH           SOLE              1,052,127    62,692
MCDERMOTT INTL INC            COM            580037109   47,070   2,173,146 SH           SOLE              2,044,307   128,839
MICROSOFT CORP                COM            594918104   45,000   1,955,660 SH           SOLE              1,836,713   118,947
MICROSOFT CORP                COM            594918104   38,351   1,666,700 SH  CALL     SOLE
MOTOROLA INC                  COM            620076109  109,582  16,806,989 SH           SOLE             15,786,747 1,020,242
NBTY INC                      COM            628782104    8,831     259,656 SH           SOLE                241,221    18,435
NORTHWEST BANCSHARES INC MD   COM            667340103   22,383   1,951,443 SH           SOLE              1,842,926   108,517
OLD NATL BANCORP IND          COM            680033107    8,882     857,369 SH           SOLE                797,152    60,217
PRGX GLOBAL INC               COM NEW        69357C503    5,578   1,344,038 SH           SOLE              1,253,265    90,773
QUESTAR CORP                  COM            748356102   89,004   1,956,563 SH           SOLE              1,843,703   112,860
QWEST COMMUNICATIONS INTL IN  COM            749121109   12,892   2,455,689 SH           SOLE              2,073,079   382,610
RITE AID CORP                 COM            767754104    7,553   7,707,219 SH           SOLE              7,318,024   389,195
SPECTRUM BRANDS INC           COM NEW        84762L204   16,423     647,607 SH           SOLE                602,481    45,126
SUPERMEDIA INC                COM            868447103      235      12,840 SH           SOLE                      0    12,840
TRANSATLANTIC HLDGS INC       COM            893521104   40,641     847,386 SH           SOLE                784,573    62,813
TRANSATLANTIC PETROLEUM LTD   SHS            G89982105   17,305   5,459,127 SH           SOLE              5,080,675   378,452
WESTERN UN CO                 COM            959802109   41,206   2,763,669 SH           SOLE              2,589,224   174,445
XEROX CORP                    COM            984121103   96,511  12,003,857 SH           SOLE             11,281,407   722,450

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